Note 2 - Summary of Significant Accounting Policies - Concentration of Credit Risk (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Customer A [Member] | Revenue from Contract with Customer Benchmark [Member]
Customer concentration risk	33.00%	43.00%
Customer A [Member] | Accounts Receivable [Member]
Customer concentration risk	40.00%	50.00%
Customer B [Member] | Revenue from Contract with Customer Benchmark [Member]
Customer concentration risk	20.00%	18.00%
Customer B [Member] | Accounts Receivable [Member]
Customer concentration risk	29.00%	19.00%
Customer C [Member] | Revenue from Contract with Customer Benchmark [Member]
Customer concentration risk	17.00%	17.00%
Customer C [Member] | Accounts Receivable [Member]
Customer concentration risk	11.00%	14.00%